Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Long-Term Equity Awards
Overview
. Named executive officers have the opportunity to receive equity awards under our Long-Term Equity Incentive Plan. The purpose of the plan is to promote our long-term growth and profitability by aligning the interests of our executive officers with the interests of our stockholders and by attracting, retaining and rewarding the best available persons for positions of responsibility. Our equity awards have driven substantial share ownership by our officers. Annual awards have historically been made to the named executive officers on the same date as other plan participants. We make equity awards to all eligible executive and non-executive
recipients in the regularly scheduled February meetings of the board of directors and compensation committee at the same time we approve the filing of the Annual Report on Form
10-K,
which includes the prior year’s audited financial statements. We do not take material nonpublic information into account when determining the timing and terms of equity awards and we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Equity Award Structure.
In 2025, consistent with our historical practice, we made three forms of equity awards to our executive officers. These awards include time vesting restricted stock, ROIC Units, which utilize ROIC as the performance measure, and TSR Units, which utilize TSR as the performance measure. These are awarded in approximately equal values, such that each form of award represents approximately one third of the aggregate grant date fair value of stock awards disclosed in the

Award Timing Method	Named executive officers have the opportunity to receive equity awards under our Long-Term Equity Incentive Plan.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false